Income Taxes (Narrative) (Details) - USD ($)		6 Months Ended		12 Months Ended
	Oct. 26, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Tax expense effect to equity				$ 130,500,000
Tax benefit impact to equity				130,500,000
Deferred tax adjustment recorded to equity				0
Goodwill				230,543,000	$ 0
Uncertain tax positions				$ 905,000	$ 18,040,000	$ 16,984,000
Interest and penalty charges accrued							$ 0
Effective income tax rate		0.00%	0.00%	0.00%	0.00%	0.00%
Current Year Operating Activity
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance				$ 65,000,000.0
Deferred Tax Asset Adjustment
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 130,500,000
Research and development
Operating Loss Carryforwards [Line Items]
Uncertain tax position, net of tax credit				700,000
U.S. Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward				45,375,000
Tax credit carryforward				1,755,000
U.S. Federal | Research and development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward				1,800,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward				20,809,000
Tax credit carryforward				1,200,000
State | Research and development
Operating Loss Carryforwards [Line Items]
Tax credit carryforward				$ 1,200,000